Debt and standby letters of credit facilities - 2007 SIG Senior Notes and Old Lyme Note (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 25, 2017	Dec. 31, 2011	Dec. 31, 2019	Dec. 31, 2018
Debt and standby letters of credit facilities
Debt			$ 685.2	$ 696.8
Old Lyme Note
Debt and standby letters of credit facilities
Payment made on retirements	$ 3.8
Term of credit facility		5 years
Debt		$ 2.1
Percentage of principal amount of debt subject to upward or downward adjustments		50.00%
Principal amount of debt subject to upward or downward adjustment		$ 6.0
Amount of debt available for loss reserve development		3.4
Amount of debt available for loss reserve position		$ 1.7